Summary of Significant Accounting Policies - Intangible Assets (Details)	12 Months Ended
Dec. 31, 2022
Core technology | Minimum
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	4 years
Core technology | Maximum
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	7 years
Trade name
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	4 years
Customer relationship
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	10 years